Selling, General and Administrative Expenses - Summary of Components of Selling, General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Compensation and employee benefit expenses	¥ 47,933	¥ 48,761	¥ 47,035
Research costs	18,901	19,164	16,067
Support, maintenance and other service fees	14,203	12,324	10,652
Shipping and handling costs	5,480	6,114	5,726
Depreciation and amortization	4,704	3,976	3,674
Advertisement and promotion expenses	3,502	3,322	3,218
Operating lease expenses	2,601	2,904	2,482
Others	18,933	22,086	19,184
Selling, general and administrative expenses	¥ 116,257	¥ 118,651	¥ 108,038